Schedule of Future Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 05, 2013	Dec. 29, 2012
Expected future amortization of intangible assets
2013	$ 1,794	$ 8,153
2014	6,963	6,962
2015	5,744	5,743
2016	4,283	4,282
2017	3,112	3,111
Thereafter	$ 5,237	$ 5,236